Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 114,195	£ 104,187
Trading portfolio liabilities	(36,916)	(37,882)
Debt securities and other eligible bills [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	52,739	57,283
Trading portfolio liabilities	(23,741)	(25,394)
Equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	56,000	39,565
Trading portfolio liabilities	(13,175)	(12,488)
Traded loans [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	5,378	7,234
Trading portfolio liabilities	0	0
Commodities [Member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	78	105
Trading portfolio liabilities	£ 0	£ 0